Accounting policies - Comparatives (Details) - ZAR (R) R in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated statement of other comprehensive income
Other comprehensive income, net of tax		R 538	R 2,985	R 2,355
Foreign currency translation adjustments	[1]	255	3,569	3,826
Total comprehensive income		(5,172)	(34,445)	21,335
Attributable to:
Owners of Sibanye-Stillwater		(6,769)	(34,847)	20,657
Non-controlling interests		1,597	402	678
Consolidated statement of changes in equity
Balance at beginning of period		51,607	91,004	81,345
Total comprehensive income for the year		(5,172)	(34,445)	21,335
Other comprehensive income, net of tax		538	2,985	2,355
Balance at end of period		48,289	51,607	91,004
Foreign currency translation reserve
Consolidated statement of other comprehensive income
Other comprehensive income, net of tax		255	3,569	3,784
Total comprehensive income		255	3,569	3,784
Consolidated statement of changes in equity
Balance at beginning of period		9,284	5,786	1,940
Total comprehensive income for the year		255	3,569	3,784
Other comprehensive income, net of tax		255	3,569	3,784
Foreign exchange movement recycled through profit or loss			0	0
Balance at end of period		9,539	9,284	5,786
As previously presented
Consolidated statement of other comprehensive income
Other comprehensive income, net of tax			4,648	2,369
Foreign currency translation adjustments			5,232	3,840
Total comprehensive income			(32,782)	21,349
Attributable to:
Owners of Sibanye-Stillwater			(33,184)	20,671
Non-controlling interests			402	678
Consolidated statement of changes in equity
Total comprehensive income for the year			(32,782)	21,349
Other comprehensive income, net of tax			4,648	2,369
As previously presented | Foreign currency translation reserve
Consolidated statement of other comprehensive income
Other comprehensive income, net of tax			5,232	3,798
Total comprehensive income			5,232	3,798
Consolidated statement of changes in equity
Balance at beginning of period		9,284	5,786	1,940
Total comprehensive income for the year			5,232	3,798
Other comprehensive income, net of tax			5,232	3,798
Foreign exchange movement recycled through profit or loss			(1,663)	(14)
Balance at end of period			9,284	5,786
Adjustment
Consolidated statement of other comprehensive income
Other comprehensive income, net of tax			(1,663)	(14)
Foreign currency translation adjustments			(1,663)	(14)
Total comprehensive income			(1,663)	(14)
Attributable to:
Owners of Sibanye-Stillwater			(1,663)	(14)
Non-controlling interests			0	0
Consolidated statement of changes in equity
Total comprehensive income for the year			(1,663)	(14)
Other comprehensive income, net of tax			(1,663)	(14)
Adjustment | Foreign currency translation reserve
Consolidated statement of other comprehensive income
Other comprehensive income, net of tax			(1,663)	(14)
Total comprehensive income			(1,663)	(14)
Consolidated statement of changes in equity
Balance at beginning of period		R 0	0	0
Total comprehensive income for the year			(1,663)	(14)
Other comprehensive income, net of tax			(1,663)	(14)
Foreign exchange movement recycled through profit or loss			1,663	14
Balance at end of period			R 0	R 0

[1]	These gains and losses will be reclassified to profit or loss in accordance with the accounting policy in note 1.4. See note 1.5 for restatement disclosure